Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Apr. 05, 2018
Document Effective Date	Apr. 05, 2018
Prospectus Date	Sep. 01, 2017
SkyBridge Dividend Value Fund | Class I Shares
Prospectus [Line Items]
Trading Symbol	SKYIX
SkyBridge Dividend Value Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	SKYAX
SkyBridge Dividend Value Fund | Class C Shares
Prospectus [Line Items]
Trading Symbol	SKYCX